Credit Risk - Disclosure of provisions for loan commitment and financial guarantees (Details) - ECL movement on loan commitments and other financial guarantees £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	£ 11,880
Net transfers between stages	0
Business activity in the period	12,144
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8,977)
Limit management and final repayments	(175)
Ending balance	14,872
Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	166,153
Net transfers between stages	0
Business activity in the period	8,286
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,533
Limit management and final repayments	(5,067)
Disposals	(23,657)
Ending balance	147,248
Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	7,548
Net transfers between stages	0
Business activity in the period	450
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	220
Limit management and final repayments	(602)
Ending balance	7,616
Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	242,202
Net transfers between stages	0
Business activity in the period	34,032
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11,599
Limit management and final repayments	(33,223)
Disposals	(151)
Ending balance	254,459
Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	(55)
Net transfers between stages	0
Business activity in the period	(15)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Limit management and final repayments	7
Disposals	0
Ending balance	(66)
Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	(1)
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	(1)
Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	(360)
Net transfers between stages	0
Business activity in the period	(42)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(11)
Limit management and final repayments	47
Disposals	0
Ending balance	(366)
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	11,755
Net transfers between stages	(41)
Business activity in the period	12,144
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8,966)
Limit management and final repayments	(163)
Ending balance	14,729
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	163,724
Net transfers between stages	(1,663)
Business activity in the period	8,181
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,870
Limit management and final repayments	(4,996)
Disposals	(23,511)
Ending balance	144,605
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	7,116
Net transfers between stages	24
Business activity in the period	450
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	228
Limit management and final repayments	(598)
Ending balance	7,220
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	227,898
Net transfers between stages	(573)
Business activity in the period	33,307
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11,720
Limit management and final repayments	(31,618)
Disposals	(86)
Ending balance	240,648
Stage 1 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	(52)
Net transfers between stages	(7)
Business activity in the period	(14)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	6
Limit management and final repayments	4
Disposals	0
Ending balance	(63)
Stage 1 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	(1)
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	(1)
Stage 1 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	(91)
Net transfers between stages	(4)
Business activity in the period	(15)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	13
Disposals	0
Ending balance	94
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	125
Net transfers between stages	39
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(10)
Limit management and final repayments	(12)
Ending balance	142
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	2,330
Net transfers between stages	1,567
Business activity in the period	105
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,243)
Limit management and final repayments	(62)
Disposals	(146)
Ending balance	2,551
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	413
Net transfers between stages	(34)
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Limit management and final repayments	(4)
Ending balance	372
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	13,605
Net transfers between stages	498
Business activity in the period	720
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(157)
Limit management and final repayments	(1,516)
Disposals	(65)
Ending balance	13,085
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	(3)
Net transfers between stages	7
Business activity in the period	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Limit management and final repayments	3
Disposals	0
Ending balance	(3)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	(237)
Net transfers between stages	4
Business activity in the period	(27)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8)
Limit management and final repayments	33
Disposals	0
Ending balance	(235)
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	2
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	0
Ending balance	1
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	94
Net transfers between stages	96
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(94)
Limit management and final repayments	(9)
Disposals	0
Ending balance	87
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	19
Net transfers between stages	10
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5)
Limit management and final repayments	0
Ending balance	24
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	699
Net transfers between stages	75
Business activity in the period	5
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	36
Limit management and final repayments	(89)
Disposals	0
Ending balance	726
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	(32)
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Limit management and final repayments	1
Disposals	0
Ending balance	(37)
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	5
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	5
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	£ 0